PUBLIC OFFERING (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PUBLIC OFFERING [Abstract]
PUBLIC OFFERING
NOTE 4. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 13,225,000 Units, which includes the full exercise by the underwriter of its option to purchase an additional 1,725,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 13,225,000 Units, which includes the full exercise by the underwriter of its option to purchase an additional 1,725,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).